Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on (3)
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (1)(2)	Total Shareholder Return	Nasdaq Composite (IXIC) Total Shareholder Return	Nasdaq Biotechnology (NBI) Total Shareholder Return	Net Income (Loss)
2022	3,966,762	2,370,563	1,597,727	1,041,930	16	109	105	(136,639,466)
2021	5,885,495	(1,327,347)	1,836,454	(862,863)	29	163	118	(119,150,679)
2020	2,236,790	19,820,002	3,671,696	5,382,326	115	134	118	(80,523,002)

(1)

The CEO for 2022, 2021,  and 2020 is Dr. Geoff McDonough. The Non-CEO NEOs for whom the average compensation is presented in this table for 2022 and 2021 are Dr. Matthew Norkunas, Dr. Douglas Kerr, Dr. Matthew Stanton and Dr. Tracy Zimmerman, and for 2020 are Dr. Matthew Norkunas and Dr. Tracy Zimmermann.

(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with SEC rules and do not reflect compensation actually realized or received by our NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described below.

(3)

The peer group Total Shareholder Return utilizes the Nasdaq Composite Index and the Nasdaq Biotechnology Index. Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the company’s common stock on June 11, 2020 (the effective date of our Registration Statement on Form S-1 filed with the SEC in connection with our initial public offering).

Named Executive Officers, Footnote [Text Block]
(1)

The CEO for 2022, 2021,  and 2020 is Dr. Geoff McDonough. The Non-CEO NEOs for whom the average compensation is presented in this table for 2022 and 2021 are Dr. Matthew Norkunas, Dr. Douglas Kerr, Dr. Matthew Stanton and Dr. Tracy Zimmerman, and for 2020 are Dr. Matthew Norkunas and Dr. Tracy Zimmermann.

Peer Group Issuers, Footnote [Text Block]
(3)

The peer group Total Shareholder Return utilizes the Nasdaq Composite Index and the Nasdaq Biotechnology Index. Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the company’s common stock on June 11, 2020 (the effective date of our Registration Statement on Form S-1 filed with the SEC in connection with our initial public offering).

PEO Total Compensation Amount	$ 3,966,762	$ 5,885,495	$ 2,236,790
PEO Actually Paid Compensation Amount	$ 2,370,563	(1,327,347)	19,820,002
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Adjustments	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)
Total Compensation from Summary Compensation Table	3,966,762	1,597,727	5,885,495	1,836,454	2,236,790	3,671,696
Adjustments for stock and option awards:
(Subtraction): Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year	(3,027,675)	(960,782)	(4,950,122)	(1,213,010)	(1,379,905)	(3,238,913)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,525,800	484,183	936,844	228,821	4,937,828	4,230,537
Addition (Subtraction): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(427,413)	(192,681)	(2,155,228)	(1,512,235)	10,123,149	597,037
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	468,057	148,537	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(134,968)	(35,054)	(1,044,336)	(202,893)	3,902,140	121,969
Compensation Actually Paid (as calculated)	2,370,563	1,041,930	(1,327,347)	(862,863)	19,820,002	5,382,326

*Amounts presented are averages for the entire group of Non-CEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 1,597,727	1,836,454	3,671,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,041,930	(862,863)	5,382,326
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Adjustments	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)
Total Compensation from Summary Compensation Table	3,966,762	1,597,727	5,885,495	1,836,454	2,236,790	3,671,696
Adjustments for stock and option awards:
(Subtraction): Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year	(3,027,675)	(960,782)	(4,950,122)	(1,213,010)	(1,379,905)	(3,238,913)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,525,800	484,183	936,844	228,821	4,937,828	4,230,537
Addition (Subtraction): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(427,413)	(192,681)	(2,155,228)	(1,512,235)	10,123,149	597,037
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	468,057	148,537	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(134,968)	(35,054)	(1,044,336)	(202,893)	3,902,140	121,969
Compensation Actually Paid (as calculated)	2,370,563	1,041,930	(1,327,347)	(862,863)	19,820,002	5,382,326

*Amounts presented are averages for the entire group of Non-CEO NEOs.

Equity Valuation Assumption Difference, Footnote [Text Block]

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options  due to the volatility of our stock prices. The assumptions used in determining fair value of the stock options that vested during 2022, 2021, and 2020, or that were outstanding as of December 31, 2022, 2021, and 2020, as applicable, are as follows:

Stock Options Vested During Year or Outstanding on December 31:
	2022	2021	2020
Risk-free interest rate	1.35% - 4.26%	0.50% - 1.35%	0.38% - 1.75%
Expected volatility	90.2% - 95.2%	74.6% - 91.1%	72.6% - 82.66%
Expected dividend yield	—	—	—
Expected term (in years)	5 - 6	5 - 6	6

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return, or TSR

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our TSR over the fiscal three-year period from 2020 through 2022.

As set forth and illustrated above, the Compensation Actually Paid for 2021, as calculated in accordance with the SEC Rules, appears negative as a result of significant decreases in fair value of stock options granted to our NEOs at the measurement dates required in the SEC rules as compared to the fair value of such stock options at the grant date. In the fiscal three-year period covered by this disclosure, our stock price has been volatile and valuations have varied greatly throughout each year.

As a preclinical, non-revenue-generating company, we do not consider net income (loss) or stockholder return as factors when establishing or benchmarking our executive compensation. For a discussion of our performance metrics and compensation philosophy, see “Compensation Discussion and Analysis” above.

Total Shareholder Return Amount	$ 16	29	115
Net Income (Loss)	$ (136,639,466)	$ (119,150,679)	$ (80,523,002)
PEO Name	Dr. Geoff McDonough
Risk-free interest rate Minimum	1.35%	0.50%	0.38%
Risk-free interest rate Maximum	4.26%	1.35%	1.75%
Expected volatility Minimum	90.20%	74.60%	72.60%
Expected volatility Maximum	95.20%	91.10%	82.66%
Expected term Minimum (in years)	5 years	5 years
Expected term Maximum (in years)	6 years	6 years
Nasdaq Composite (IXIC) Total Shareholder Return	$ 109	$ 163	$ 134
Nasdaq Biotechnology (NBI) Total Shareholder Return	105	118	$ 118
Expected term (in years)			6 years
PEO [Member] | Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,027,675)	(4,950,122)	$ (1,379,905)
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,525,800	936,844	4,937,828
PEO [Member] | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,413)	(2,155,228)	10,123,149
PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	468,057
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,968)	(1,044,336)	3,902,140
Non-PEO NEO [Member] | Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(960,782)	(1,213,010)	(3,238,913)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	484,183	228,821	4,230,537
Non-PEO NEO [Member] | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(192,681)	(1,512,235)	597,037
Non-PEO NEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,537
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (35,054)	$ (202,893)	$ 121,969